Convertible redeemable preferred shares - Preferred shares activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																			12 Months Ended
	Jan. 06, 2021 CNY (¥) shares	Jan. 06, 2021 USD ($) $ / shares shares	Dec. 29, 2020 CNY (¥)	Dec. 29, 2020 USD ($) $ / shares	Dec. 10, 2020 CNY (¥)	Dec. 10, 2020 USD ($) $ / shares	Dec. 24, 2019 CNY (¥)	Dec. 24, 2019 USD ($) $ / shares	Oct. 15, 2019 CNY (¥)	Oct. 15, 2019 USD ($) $ / shares	Aug. 09, 2018 CNY (¥)	Aug. 09, 2018 USD ($)	Jun. 14, 2018 CNY (¥)	Jun. 14, 2018 USD ($)	Sep. 26, 2017 CNY (¥)	Sep. 26, 2017 USD ($)	Jul. 25, 2017 CNY (¥)	Jul. 25, 2017 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Convertible redeemable preferred shares
Beginning balance, total mezzanine equity																			¥ 5,137,874	¥ 1,421,083
Accretion of convertible redeemable preferred shares																			4,729,719	3,206,324
Redesignation																			104,036
FX exchange translation																			115,281	(236,982)
Issuance of Series A1 Convertible Redeemable Preferred Shares upon exercise of warrant by an investor																				11,262
Proceeds from issuance of Convertible Redeemable Preferred Shares																			(793,798)	736,187
Conversion of preferred shares to Class A ordinary shares																			(10,880,708)
Ending balance, total mezzanine equity																				5,137,874
Series Seed Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 1,091,899	¥ 301,268
Beginning balance (in shares) | shares																			77,884,154	77,884,154
Issuance of Convertible Redeemable Preferred Shares (in shares) | shares	32,761,153	32,761,153
Accretion of convertible redeemable preferred shares																			¥ 889,582	¥ 847,639
Redesignation																			¥ (208,136)
Redesignation (in shares) | shares																			(13,812,613)
FX exchange translation																			¥ 16,047	(57,008)
Proceeds from issuance of Convertible Redeemable Preferred Shares																			¥ (1,789,392)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																			(64,071,541)
Ending balance, convertible redeemable preferred shares																				¥ 1,091,899
Ending balance, temporary equity receivable																	¥ (28,711)	$ (4,183)
Ending balance (in shares) | shares																				77,884,154
Purchase price | $ / shares										$ 0.4855
Aggregate consideration																	36,597	5,345
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares																	305	45
Series A Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 472,723	¥ 139,432
Beginning balance (in shares) | shares																			33,382,717	33,382,717
Accretion of convertible redeemable preferred shares																			¥ 347,662	¥ 358,299
Redesignation																			¥ (125,999)
Redesignation (in shares) | shares																			(8,310,604)
FX exchange translation																			¥ 5,829	(25,008)
Proceeds from issuance of Convertible Redeemable Preferred Shares																			¥ (700,215)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																			(25,072,113)
Ending balance, convertible redeemable preferred shares																				¥ 472,723
Ending balance (in shares) | shares																				33,382,717
Purchase price | $ / shares										$ 0.5325
Aggregate consideration																	66,957	10,000
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares																	¥ 570	$ 85
Series A-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 1,089,555	¥ 322,883
Beginning balance (in shares) | shares																			76,803,194	75,917,925
Accretion of convertible redeemable preferred shares																			¥ 957,778	¥ 812,973
Redesignation																			¥ (93,644)
Redesignation (in shares) | shares																			(6,171,252)
FX exchange translation																			¥ 18,922	(57,563)
Issuance of Series A1 Convertible Redeemable Preferred Shares upon exercise of warrant by an investor																				¥ 11,262
Issuance of Series A1 Convertible Redeemable Preferred Shares upon exercise of warrant by an investor (in shares) | shares																				885,269
Proceeds from issuance of Convertible Redeemable Preferred Shares																			¥ (1,972,611)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																			(70,631,942)
Warrant liability transferred into Series A-1 Convertible Redeemable Preferred Shares											¥ 8,416	$ 1,235
Ending balance, convertible redeemable preferred shares																				¥ 1,089,555
Ending balance, temporary equity receivable											(20,668)	(3,000)			¥ (10,399)	$ (1,515)
Ending balance (in shares) | shares																				76,803,194
Aggregate consideration					¥ 1,631	$ 250							¥ 11,465	$ 1,792	130,056	19,646
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares					11,262	$ 1,660							¥ 834	$ 126	¥ 2,273	$ 346
Series B-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 106,828	¥ 34,538
Beginning balance (in shares) | shares																			7,467,196	7,467,196
Accretion of convertible redeemable preferred shares																			¥ 99,626	¥ 78,078
FX exchange translation																			2,090	(5,788)
Proceeds from issuance of Convertible Redeemable Preferred Shares																			¥ (208,544)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																			(7,467,196)
Ending balance, convertible redeemable preferred shares																				¥ 106,828
Ending balance (in shares) | shares																				7,467,196
Aggregate consideration											20,668	3,000
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares											5,159	746
Series B-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 578,091	¥ 194,351
Beginning balance (in shares) | shares																			40,228,492	40,228,492
Accretion of convertible redeemable preferred shares																			¥ 534,164	¥ 415,254
FX exchange translation																			11,247	(31,514)
Conversion of preferred shares to Class A ordinary shares																			¥ (1,123,502)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			(40,228,492)
Ending balance, convertible redeemable preferred shares																				¥ 578,091
Ending balance (in shares) | shares																				40,228,492
Aggregate consideration											¥ 130,441	$ 19,014
Series C-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 870,794	¥ 383,148
Beginning balance (in shares) | shares																			57,653,035	57,653,035
Accretion of convertible redeemable preferred shares																			¥ 723,457	¥ 537,890
FX exchange translation																			15,884	(50,244)
Conversion of preferred shares to Class A ordinary shares																			¥ (1,610,135)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			(57,653,035)
Ending balance, convertible redeemable preferred shares																				¥ 870,794
Ending balance (in shares) | shares																				57,653,035
Aggregate consideration									¥ 381,883	$ 54,000
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares									¥ 9,492	$ 1,360										¥ 8,919
Series C-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 154,847	¥ 69,880
Beginning balance (in shares) | shares																			10,224,598	10,224,598
Accretion of convertible redeemable preferred shares																			¥ 74,859	¥ 94,011
Redesignation																			¥ (69,801)
Redesignation (in shares) | shares																			(4,466,684)
FX exchange translation																			¥ 902	(9,044)
Conversion of preferred shares to Class A ordinary shares																			¥ (160,807)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			(5,757,914)
Ending balance, convertible redeemable preferred shares																				¥ 154,847
Ending balance (in shares) | shares																				10,224,598
Purchase price | $ / shares		$ 2.2740						$ 0.9780
Aggregate consideration		$ 74,498					¥ 71,531	$ 10,000
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares							¥ 1,758	$ 252
Series D-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 773,137
Beginning balance (in shares) | shares																			42,329,835
Accretion of convertible redeemable preferred shares																			¥ 398,193	¥ 62,180
FX exchange translation																			10,859	(2,465)
Proceeds from issuance of Convertible Redeemable Preferred Shares																				¥ 713,422
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																				42,329,835
Conversion of preferred shares to Class A ordinary shares																			¥ (1,182,189)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			(42,329,835)
Ending balance, convertible redeemable preferred shares																				¥ 773,137
Ending balance (in shares) | shares																				42,329,835
Purchase price | $ / shares				$ 2.5986		$ 2.5986
Aggregate consideration			¥ 719,401	$ 110,000	719,401	$ 110,000
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares			¥ 5,979	$ 916	¥ 5,979	$ 916
Series D-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Issuance of Convertible Redeemable Preferred Shares (in shares) | shares	43,624,956	43,624,956
Accretion of convertible redeemable preferred shares																			¥ 704,398
Redesignation	¥ 104,036	$ 16,104																	¥ 601,616
Redesignation (in shares) | shares	(32,761,153)	(32,761,153)																	32,761,153
FX exchange translation																			¥ 33,501
Proceeds from issuance of Convertible Redeemable Preferred Shares																			¥ (793,798)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																			43,624,956
Conversion of preferred shares to Class A ordinary shares																			¥ (2,133,313)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			(76,386,109)
Purchase price | $ / shares		$ 2.8425
Aggregate consideration	¥ 801,104	$ 124,002
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares	¥ 7,306	$ 1,131
Receivable from a holder of Series C-2 Preferred Share
Convertible redeemable preferred shares
Beginning balance, temporary equity receivable																				¥ (24,417)
FX exchange translation																				1,652
Proceeds from issuance of Convertible Redeemable Preferred Shares																				¥ 22,765